INVESTMENTS IN ASSOCIATED COMPANIES (Balance sheet information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Current assets	$ 496,757		$ 356,436
Total assets	3,193,902		3,093,211
Current liabilities	460,227		576,531
Total liabilities	2,292,582		2,297,560
Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Current assets	21,617		34,763
Non-current assets	517,381		513,918
Total assets	538,998		548,681
Current liabilities	30,618		199,255
Non-current liabilities	479,239		322,129
Total liabilities	509,857		521,384
Total stockholders’ equity	$ 29,141		$ 27,297
River Box
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%		49.90%
River Box | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Current assets	$ 13,602		$ 12,475
Non-current assets	253,457		258,865
Total assets	267,059		271,340
Current liabilities	12,921		12,569
Non-current liabilities	237,487		243,219
Total liabilities	250,408		255,788
Total stockholders’ equity	$ 16,651		$ 15,552
SFL Hercules
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	100.00%	100.00%	100.00%
SFL Hercules | Equity Method Investment, Nonconsolidated Investee, Other
Schedule of Equity Method Investments [Line Items]
Current assets	$ 8,015		$ 22,288
Non-current assets	263,924		255,053
Total assets	271,939		277,341
Current liabilities	17,697		186,686
Non-current liabilities	241,752		78,910
Total liabilities	259,449		265,596
Total stockholders’ equity	$ 12,490		$ 11,745